Financial Instruments (Details 1) - ILS (₪) ₪ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Beginning Balance	₪ 131,283	₪ 94,360	₪ 94,360
Adoption of IFRS 16		8,084	8,084
Cash flows	(370)	(322)	14,756
Effect of changes in fair value	(1,739)	16,611	14,083
Ending Balance	129,174	118,733	131,283
Loans from others [Member]
Beginning Balance	123,780	94,360	94,360
Adoption of IFRS 16
Cash flows			15,337
Effect of changes in fair value	(1,739)	16,611	14,083
Ending Balance	122,041	110,971	123,780
Lease liabilities [Member]
Beginning Balance	7,503
Adoption of IFRS 16		8,084	8,084
Cash flows	(370)	(322)	(581)
Effect of changes in fair value
Ending Balance	₪ 7,133	₪ 7,762	₪ 7,503